Selling, General and Administration Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Selling, General and Administrative Expense [Abstract]
Schedule of selling general and administration expense

	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Equity settled share-based compensation expense	(12,339)	(3,122)	—
Cash settled share-based compensation expense 9	(15,849)	(5,249)	—
Wages, salaries, and other employee benefits	(22,582)	(14,543)	(14,354)
Depreciation expense	(1,582)	(2,312)	(1,309)
IT and communications	(6,247)	(1,660)	(1,428)
Occupancy	(4,198)	(1,464)	(2,729)
Sales and marketing	(449)	(188)	(304)
Insurance	(3,370)	(627)	(382)
Professional fees	(5,625)	(1,470)	(1,439)
Expected credit losses on trade receivables	(61)	(148)	151
Bad debt expenses	(73)	(21)	(4)
Travel, meals, and accommodation expenses	(1,400)	(178)	(1,221)
Other administration expenses	(490)	(290)	(230)
Other operating expenses	(58)	(352)	(366)

Total selling, general and administration expenses	(74,323)	(31,624)	(23,615)